Cover	Dec. 06, 2023
Cover [Abstract]
Entity Registrant Name	LVPAI GROUP LIMITED
Entity Central Index Key	0000831378
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 06, 2023
Entity File Number	033-20966
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	76-0251547
Entity Address Address Line 1	50 West Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	646
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false